Business Combination - Acquisition of Coretherapix - Potential effect of changes in significant unobservable valuation inputs (Details) - Coretherapix € in Millions	12 Months Ended
Dec. 31, 2016 EUR (€)
Potential effect of changes in significant unobservable valuation inputs
Percentage of increase in discount rate	10.00%
Percentage of decrease in discount rate	10.00%
Effect of increase in discount rate	€ (0.8)
Effect of decrease in discount rate	€ 1.0
Percentage of increase in market penetration rate	10.00%
Percentage of decrease in market penetration rate	10.00%
Effect of increase in market penetration rate	€ 1.1
Effect of decrease in market penetration rate	€ (0.4)
Percentage of increase in price of the product	10.00%
Percentage of decrease in price of the product	10.00%
Effect of increase in price of the product	€ 1.1
Effect of decrease in price of the product	€ (0.4)